SUPPLEMENTAL CASH FLOW DISCLOSURES (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Distributions declared and unpaid	$ 4,990	$ 15,985	$ 16,510	$ 16,518	$ 16,531
Accrued capital expenditures	139	444	1,165	557	192
Interest income capitalized to loans held-for-investment	539	2,643
Common stock issued through distribution reinvestment plan	28,774	42,320	82,388	91,764	101,344
Change in fair value of interest rate swaps	(7,280)	(14,542)	(14,913)	3,875	7,654
Mortgage notes assumed by buyer in real estate disposition			(205,765)	0	0
Supplemental Cash Flow Disclosures:
Interest paid	30,686	49,374	97,418	93,424	85,140
Cash paid for taxes	$ 466	$ 301	1,218	1,475	1,555
Total CRE loans-held-for-investment and related receivables, net
Supplemental Disclosures of Non-Cash Investing and Financing Activities:
Interest income capitalized to loans held-for-investment			$ 8,546	$ 384	$ 0